SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Standardized Measure of Discounted Future Net Cash Flows Related to Proved Natural Gas & Condensate Reserves (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Future cash inflows	$ 945,651	$ 132,563	$ 534,577
Future production costs	(133,909)	(34,624)	(102,268)
Future development costs	(211,836)	(71,557)	(287,111)
Future income tax provisions	(54,401)	0	(6,612)
Future net cash flows	545,505	26,382	138,586
Less effect of a 10% discount factor	(181,302)	(19,497)	(85,415)
Standardized measure of discounted future net cash flows	$ 364,203	$ 6,885	$ 53,171	$ 145,811